Provisions and other liabilities - Summary of Financial and Demographic Assumptions (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	10 years
Pension benefit indexation, top of range		1.50%	1.50%
France
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	13 years	13 years	13 years
Discount rate, bottom of range	0.25%	1.25%	0.75%
Discount rate, top of range	0.75%	1.75%	1.25%
General inflation rate	1.30%	1.50%	1.50%
Pension benefit indexation, bottom of range	1.25%	1.25%	1.25%
Pension benefit indexation, top of range	2.25%	2.25%	2.25%
Healthcare cost inflation rate	2.00%	2.00%	2.00%
Retirement age, bottom of range	62 years	62 years	62 years
Retirement age, top of range	67 years	67 years	67 years
Germany
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	15 years	15 years	15 years
Discount rate, bottom of range	0.25%	1.25%	0.75%
Discount rate, top of range	0.75%	1.75%	1.25%
General inflation rate	1.30%	1.50%	1.50%
Pension benefit indexation, top of range	1.30%
Healthcare cost inflation rate	0.00%	0.00%	0.00%
Retirement age, top of range	62 years	62 years	62 years
USA
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	14 years	13 years	14 years
Discount rate, top of range	3.00%	4.00%	3.50%
General inflation rate	2.00%	2.00%	2.00%
Pension benefit indexation, top of range	0.00%	0.00%	0.00%
Healthcare cost inflation rate	5.52%	5.66%	5.81%
Retirement age, bottom of range	55 years	55 years	55 years
Retirement age, top of range	70 years	70 years	70 years
UK
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	17 years	17 years	17 years
Discount rate, top of range	2.00%	3.00%	2.50%
General inflation rate	2.85%	3.10%	3.10%
Pension benefit indexation, bottom of range	2.80%
Pension benefit indexation, top of range	2.80%	3.00%	3.10%
Healthcare cost inflation rate	4.35%	1.50%	1.50%
Retirement age, bottom of range	60 years	60 years
Retirement age, top of range	65 years	65 years	60 years
Spread relative to general inflation rate	1.50%
Minimum
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	7 years
Maximum
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	10 years